Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
			December 31, 2012
	Canada	U.S. south	U.S. northeast	Total

Goodwill, stated at cost	$372,596	$350,126	$412,244	$1,134,966
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	372,596	350,126	51,687	774,409
Goodwill recognized on acquisitions, during the year	28,167	71,512	47,023	146,702
Goodwill adjustments in respect of prior year acquisitions, during the year	-	(530)	-	(530)
Foreign currency exchange adjustment, for the year	8,533	-	-	8,533

Goodwill, stated at cost	409,296	421,108	459,267	1,289,671
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$409,296	$421,108	$98,710	$929,114

			December 31, 2011
	Canada	U.S. south	U.S. northeast	Total

Goodwill, stated at cost	$378,884	$297,077	$405,907	$1,081,868
Accumulated impairment loss	-	-	-	-
Balance, beginning of year	378,884	297,077	405,907	1,081,868
Goodwill impairment recognized, during the year	-	-	(360,557)	(360,557)
Goodwill recognized on acquisitions, during the year	2,139	48,884	6,953	57,976
Goodwill adjustments in respect of prior year acquisitions, during the year	-	4,165	(616)	3,549
Foreign currency exchange adjustment, for the year	(8,427)	-	-	(8,427)

Goodwill, stated at cost	372,596	350,126	412,244	1,134,966
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$372,596	$350,126	$51,687	$774,409